Other Intangible Assets, Net (Tables)	12 Months Ended
Dec. 31, 2012
Other Intangible Assets, Net [Abstract]
Schedule Of Definite-Lived Other Intangible Assets

	December 31,
	2012	2011
Original amounts:
Core technology	$290,217	$189,446
Customer relationships and distribution network	193,868	150,162
Capitalized software development costs	12,518	11,217
Trademarks	14,487	15,469
Covenant not to compete	10,582	3,076

	521,672	369,370
Accumulated amortization:
Core technology	152,331	110,194
Customer relationships and distribution network	114,384	81,709
Capitalized software development costs	10,016	8,622
Trademarks	11,111	9,535
Covenant not to compete	5,084	1,157

	292,926	211,217

Other intangible assets, net	$228,746	$158,153

Schedule Of Estimated Amortization Expense

For the year ended December 31,

2013	$72,269
2014	50,549
2015	39,987
2016	30,092
2017	23,651
2018 and thereafter	9,696

$226,244